Exhibit 99.1

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: November 13, 2017

DATES
Collection Period	2
Collection Period Beginning Date	10/01/2017
Collection Period Ending Date	10/31/2017
Payment Date	11/15/2017
LIBOR Determination Date	10/12/2017
LIBOR Rate	1.239%

I. DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	55.2%	$156,942,954.09	$34,759,009.17	$122,183,944.92
Class A-2-A Notes	100.0%	$225,000,000.00	$0.00	$225,000,000.00
Class A-2-B Notes	100.0%	$79,000,000.00	$0.00	$79,000,000.00
Class A-3 Notes	100.0%	$390,000,000.00	$0.00	$390,000,000.00
Class A-4 Notes	100.0%	$95,480,000.00	$0.00	$95,480,000.00

Total Securities	90.2%	$946,422,954.09	$34,759,009.17	$911,663,944.92

Overcollateralization		$52,368,586.90	$0.00	$52,926,817.08
Reserve Account Balance		$2,646,340.85	$0.00	$2,646,340.85

Net Pool Balance	91.1%	$998,791,540.99	$34,200,778.99	$964,590,762.00

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	1.300%	$156,942,954.09	$170,021.53
Class A-2-A Notes	1.590%	$225,000,000.00	$298,125.00
Class A-2-B Notes	1.389%	$79,000,000.00	$91,435.26
Class A-3 Notes	1.800%	$390,000,000.00	$585,000.00
Class A-4 Notes	2.030%	$95,480,000.00	$161,520.33

		$946,422,954.09	$1,306,102.12

II. AVAILABLE FUNDS

Interest Collections	$3,625,754.72
Repurchased Interest Collections	$0.00
Principal Collections	$33,995,794.66
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$115,929.58
Liquidation Expenses*	($13,366.72)
Investment Earnings (Collections Act. Remitted to servicer)	$15,288.76
Investment Earnings (Reserve Act. Remitted to servicer)	$733.98

Total Collections	$37,740,134.98
Reserve Account Draw Amount	$0.00

Total Available Funds	$37,740,134.98

III. DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$848,349.02	$848,349.02	$0.00
Class A-1 Notes	$170,021.53	$170,021.53	$0.00
Class A-2-A Notes	$298,125.00	$298,125.00	$0.00
Class A-2-B Notes	$91,435.26	$91,435.26	$0.00
Class A-3 Notes	$585,000.00	$585,000.00	$0.00
Class A-4 Notes	$161,520.33	$161,520.33	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$34,759,009.17	$34,759,009.17	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$826,674.67	$826,674.67	$0.00

	$37,740,134.98	$37,740,134.98	$0.00

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$34,759,009.17

Total	$34,759,009.17

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: November 13, 2017

IV. POOL INFORMATION

Beginning of Current Period
Pool Balance	$964,590,762.00
Number of Receivables Outstanding	55,148
Weighted Average Contract Rate	4.370%
Weighted Average Remaining Term (mos)	53.30

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,646,340.85
Initial Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Beginning Period Overcollateralization Amount	$52,368,586.90
Ending Period Overcollateralization Amount	$52,926,817.08

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,646,340.85
Beginning Reserve Account Balance	$2,646,340.85
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00

Ending Reserve Account Balance	$2,646,340.85

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$71,440.61
Realized Losses for Collection Period	$89,054.75
CHG Off Recoveries for Collection Period	$0.00

Net Losses for Collection Period	$89,054.75
Net Losses as % of Ending Pool Balance	0.009%
Net Loss % for 1 Period Prior	0.000%

Two-Month Average Net Loss %	0.005%

Cumulative Losses (net of recoveries) for All Collection Periods	$89,054.75
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.008%

	# of Receivables	Amount
Receivables 30–59 Days Delinquent	317	6,431,570
As % of Ending Pool Balance		0.667%
Receivables 60–89 Days Delinquent	53	883,022
As % of Ending Pool Balance		0.092%
Receivables 90–119 Days Delinquent	25	420,512
As % of Ending Pool Balance		0.044%
Receivables 120–150 Days Delinquent	2	20,216
As % of Ending Pool Balance		0.002%
Receivables 150+ Days Delinquent	0	0
As % of Ending Pool Balance		0.00%
Total Delinquencies	397	7,755,320
As % of Ending Pool Balance		0.804%
Total Repossessions	17	350,335
Total Repossessions Life-to-Date	38	733,832
Total 30+ Day Delinquencies	397	7,755,320
As % of Ending Pool Balance		0.804%
Total 30+ Day Delinquencies % 1 Period Prior		0.497%
Two-Month Average Total 30+ Day Delinquency %		0.651%

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).